Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [line items]
Interest income	$ 854		$ 930	$ 1,063
Interest expense	(15,549)		(13,645)	(13,185)
Loss from debt exchange			(4,297)
Foreign exchange (losses) / gains, net	873		(9,460)	1,008
Dividend income	68		224	89
Fair value gain (loss) on financial assets at fair value through profit or loss	1,645	[1]	(1,400)	5,152
(Loss) / Gain on derivative financial instruments, net	360		280	252
Other finance costs	623		(89)	(482)
Total financial instruments	(11,126)		(27,457)	(6,103)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	854		930	1,063
Interest expense	(15,549)		(13,645)	(13,185)
Loss from debt exchange			(4,297)
Foreign exchange (losses) / gains, net	873		(9,460)	1,000
Dividend income	68		146	10
Fair value gain (loss) on financial assets at fair value through profit or loss		[1]
(Loss) / Gain on derivative financial instruments, net			(2)	4
Other finance costs	623		(89)	(482)
Total financial instruments	(13,131)		(26,417)	(11,590)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest expense
Loss from debt exchange
Foreign exchange (losses) / gains, net				8
Dividend income			78	79
Fair value gain (loss) on financial assets at fair value through profit or loss	1,645	[1]	(1,400)	5,152
(Loss) / Gain on derivative financial instruments, net	360		282	248
Other finance costs
Total financial instruments	$ 2,005		$ (1,040)	$ 5,487

[1]	Included within "Financial results, net" in the Statements of Income.